Consolidated shareholders’ equity - Summary of Options Outstanding and Exercisable (Details) - Stock Option Plan	12 Months Ended
Dec. 31, 2023 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	1,333,013
Exercisable, number of options (in shares) | shares	1,333,013
Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	168,784
Weighted average residual life (years)	4 years 4 months 2 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 65.84
Exercisable, number of options (in shares) | shares	168,784
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 65.84
Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	569,505
Weighted average residual life (years)	3 years 1 month 13 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 75.82
Exercisable, number of options (in shares) | shares	569,505
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 75.82
Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	594,724
Weighted average residual life (years)	2 years 3 months 14 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 89.20
Exercisable, number of options (in shares) | shares	594,724
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 89.20
Bottom of range | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Bottom of range | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Bottom of range | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Top of range | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	€ 90.00